Investment (Details) - Schedule of common shares in Lantern Pharma Inc - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of common shares in Lantern Pharma Inc [Abstract]
Opening balance	$ 350	$ 845	$ 137
(Loss) gain recognition	(36)	(495)	708
Ending balance	$ 314	$ 350	$ 845